OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Creditor	Total consolidated
Nominal values Up to 90 days	$ 785,745
Nominal values More than 90 days to one year	1,272,563
Nominal values More than one to three years	2,695,278
Nominal values More than three to five years	1,206,789
Nominal values More than five years	1,639,928
Total nominal value	7,600,203
Accounting values Up to 90 days	1,454,155
Accounting values More than 90 days to one year	789,621
Accounting values More than one to three years	2,637,151
Accounting values More than three to five years	1,197,861
Accounting values More than five years	1,654,066
Total accounting value	$ 7,732,854
Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Creditor	Total
Nominal values Up to 90 days	$ 2,065
Nominal values More than 90 days to one year	457,342
Nominal values More than one to three years	55,466
Nominal values More than three to five years	2,772
Nominal values More than five years	5,430
Total nominal value	523,075
Accounting values Up to 90 days	476,319
Accounting values More than 90 days to one year	2,099
Accounting values More than one to three years	55,574
Accounting values More than three to five years	2,772
Accounting values More than five years	5,642
Total accounting value	$ 542,406
MAATSCHAPPIJ [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ
Creditor country	Netherlands
Currency	US$
Nominal values Up to 90 days	$ 318
Nominal values More than 90 days to one year	409
Nominal values More than one to three years	216
Total nominal value	943
Accounting values Up to 90 days	333
Accounting values More than 90 days to one year	311
Accounting values More than one to three years	324
Total accounting value	$ 968
Amortization	Monthly
Effective rate %	6.01%
Nominal rate %	6.01%
BANCO BRADESCO [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	BANCO BRADESCO
Creditor country	Brazil
Currency	BRL
Nominal values More than 90 days to one year	$ 80,175
Total nominal value	80,175
Accounting values Up to 90 days	91,672
Total accounting value	$ 91,672
Amortization	Monthly
Effective rate %	4.34%
Nominal rate %	4.34%
BANCO DO BRASIL [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	BANCO DO BRASIL
Creditor country	Brazil
Currency	BRL
Nominal values More than 90 days to one year	$ 199,557
Total nominal value	199,557
Accounting values Up to 90 days	208,987
Total accounting value	$ 208,987
Amortization	Monthly
Effective rate %	3.95%
Nominal rate %	3.95%
NATIXIS [Member] | Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Nominal values More than 90 days to one year	$ 30,253
Nominal values More than one to three years	51,007
Total nominal value	81,260
Accounting values Up to 90 days	31,308
Accounting values More than one to three years	51,007
Total accounting value	$ 82,315
Amortization	Quarterly / Semiannual
Effective rate %	4.09%
Nominal rate %	4.09%
Wacapou Leasing S.A. [Member] | Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	WACAPOU LEASING S.A.
Creditor country	Luxembourg
Currency	US$
Nominal values Up to 90 days	$ 797
Nominal values More than 90 days to one year	2,342
Nominal values More than one to three years	1,620
Total nominal value	4,759
Accounting values Up to 90 days	2,439
Accounting values More than 90 days to one year	797
Accounting values More than one to three years	1,620
Total accounting value	$ 4,856
Amortization	Quarterly
Effective rate %	2.00%
Nominal rate %	2.00%
SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member] | Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	SOCIT GNRALE MILAN BRANCH
Creditor country	Italy
Currency	US$
Nominal values More than 90 days to one year	$ 144,120
Total nominal value	144,120
Accounting values Up to 90 days	141,094
Total accounting value	$ 141,094
Amortization	Quarterly
Effective rate %	3.07%
Nominal rate %	3.01%
GA Telessis LLC [Member] | Financial lease [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2020 [Line Items]
Tax No.	0-E
Creditor	GA Telessis LLC
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 950
Nominal values More than 90 days to one year	486
Nominal values More than one to three years	2,623
Nominal values More than three to five years	2,772
Nominal values More than five years	5,430
Total nominal value	12,261
Accounting values Up to 90 days	486
Accounting values More than 90 days to one year	991
Accounting values More than one to three years	2,623
Accounting values More than three to five years	2,772
Accounting values More than five years	5,642
Total accounting value	$ 12,514
Amortization	Monthly
Effective rate %	14.72%
Nominal rate %	14.72%